Long-term debt - Schedule of Debt (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Long-Term Debt, Unclassified [Abstract]
Long-term bank loans	¥ 3,069,000	$ 420,500
Convertible notes	100,000
Convertible senior notes	95,153		¥ 646
Total	¥ 3,264,153	$ 447,187	¥ 646